Schedule of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Pension Benefits
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 41			$ 546	$ 71
Interest cost	882			1,599	1,784
Expected return on plan assets	(482)			(882)	(964)
Administrational expenses	2			19	3
Payroll tax of net pension costs				29
Amortization of net actuarial losses				131
Curtailment gain				(99)
Settlement loss recognized	335				335
Net periodic pension cost	778			1,343	1,229
Pension Benefits | Predecessor
Net Period Benefit Cost Assumptions [Line Items]
Service cost		$ 294	$ 393			$ 713	$ 1,182
Interest cost		984	1,313			1,975	3,814
Expected return on plan assets		(518)	(691)			(1,119)	(2,246)
Administrational expenses		2	3			24	28
Payroll tax of net pension costs						56	56
Amortization of net actuarial losses						32	32
Recognized actuarial benefit		561	748			1,008	1,785
Net periodic pension cost		1,323	1,766			2,689	4,651
Other Benefits
Net Period Benefit Cost Assumptions [Line Items]
Service cost	15			29	30
Interest cost	29			75	58
Amortization of prior service cost	(75)				(150)
Recognized actuarial benefit	11				22
Net periodic pension cost	$ (20)			$ 104	$ (40)
Other Benefits | Predecessor
Net Period Benefit Cost Assumptions [Line Items]
Service cost		17	23			38	81
Interest cost		48	64			99	201
Amortization of prior service cost		(695)	(927)			(1,783)	(4,346)
Recognized actuarial benefit		(252)	(335)			(535)	(1,138)
Net periodic pension cost		$ (882)	$ (1,175)			$ (2,181)	$ (5,202)